Deferred Policy Acquisition Costs (DAC) and Value of Business Acquired (VOBA) - Reconciliation of DAC (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Unamortized balance at beginning of period		$ 0.0	$ 407.2	$ 202.8
Deferral of acquisition costs		215.4	260.6	239.9
Adjustments for realized (gains) losses		(1.6)	(1.5)	(4.6)
Amortization – excluding unlocking		(9.9)	(39.7)	(30.9)
Amortization — impact of unlocking		(1.1)	(4.1)	0.0
Adjustment for Closed Block		0.0	(12.6)	0.0
Unamortized balance at end of period	$ 0.0	202.8	609.9	407.2
Accumulated effect of net unrealized (gains) losses		(3.4)	34.4	(21.0)
Balance at end of period		199.4	$ 644.3	$ 386.2
Predecessor Company
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Unamortized balance at beginning of period	677.5	$ 688.1
Deferral of acquisition costs	19.6
Adjustments for realized (gains) losses	(0.4)
Amortization – excluding unlocking	(8.4)
Amortization — impact of unlocking	(0.2)
Adjustment for Closed Block	0.0
Unamortized balance at end of period	688.1
Accumulated effect of net unrealized (gains) losses	(41.0)
Balance at end of period	$ 647.1